ACQUISTION OF CENTAMIN - Schedule of Assets and Liabilities Assumed (Details) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 22, 2024 USD ($)	Mar. 31, 2025	Dec. 31, 2024 $ / Ounce
Disclosure of detailed information about business combination [line items]
Inventory recovery rate			0.8899
Holding period return (in percent)			0.067
Holding period return, incremental rate			2.00%
Environmental rehabilitation risk free rate			0.047
Real gold price per oz | Crushed Ore Stockpiles, Gold-in-Circuit and Finished Goods
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			2,651
Minimum | Real gold price per oz | Life of mine
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			2,234
Minimum | Real gold price per oz | Run of mine
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			2,437
Maximum | Real gold price per oz | Life of mine
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			2,659
Maximum | Real gold price per oz | Run of mine
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			2,651
Sukari Mineral Resource
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Percentage of attributable cash flows and life-of-mine plans			100.00%
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)			12.80%
Portion of fair value included in non-controlling interest (in percent)			0.50
Sukari Mineral Resource | Real gold price per oz
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			40.95
Doropo Project | Real gold price per oz
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			56.15
ABC Project | Real gold price per oz
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			13.16
EDX Project
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Price/Net asset value adjustment factor			0.26
EDX Project | Real gold price per oz
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Significant unobservable input, assets (in USD per ounce) | $ / Ounce			453.52
Centamin Plc
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Tangible assets	$ 3,677
Right-of-use assets	4
Inventories	330
Trade and other receivables	56
Cash and cash equivalents	216
Provisions	(51)
Lease liabilities	(4)
Trade and other payables	(118)
Identifiable assets acquired (liabilities assumed)	4,110
Less: Non-controlling interest	(1,884)
Total consideration paid	2,226
Deferred tax assets recognised as of acquisition date	$ 0
Tax exempt period	15 years
Centamin Plc | Tax Exemption Requested
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Tax exempt period, extension period requested		15 years
Centamin Plc | Cost
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Trade and other receivables	$ 56
Centamin Plc | Accumulated impairment
Disclosure of detailed information about business combination [line items]
Trade and other receivables	$ 0